NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

21. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follow:

	2018	2019
Non-controlling interests in net assets of subsidiaries:
Telkomsel	17,770	16,962
GSD	212	229
Metra	174	130
TII	111	107
Total	18,267	17,428

	2017	2018	2019
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	10,632	8,899	8,895
TII	6	7	(5)
GSD	(5)	(8)	(42)
Metra	(83)	11	(56)
Total	10,550	8,909	8,792

Material partly-owned subsidiary

As of December 31, 2018 and 2019, the non-controlling interest holds 35% ownership interest in Telkomsel which is considered material to the Company (Note 1d).

The summarized financial information of Telkomsel below is provided based on amounts before elimination of intercompany balances and transactions.

Summarized statements of financial position

	2018	2019
Current assets	20,089	18,621
Non-current assets	62,130	86,000
Current liabilities	(20,775)	(25,137)
Non-current liabilities	(10,667)	(31,017)
Total equity	50,777	48,467
Attributable to:
Equity holders of parent company	33,007	31,505
Non-controlling interest	17,770	16,962

Summarized statements of profit or loss and other comprehensive income

	2017	2018	2019
Revenues	93,217	89,258	91,093
Operating expenses	(53,198)	(55,408)	(54,695)
Other income (expense) – net	380	124	(2,321)
Profit before income tax	40,399	33,974	34,077
Income tax expense – net	(10,018)	(8,546)	(8,660)
Profit for the year from continuing operations	30,381	25,428	25,417
Other comprehensive income (loss) – net	(392)	356	(415)
Net comprehensive income for the year	29,989	25,784	25,002
Profit for the year attributable to non-controlling interest	10,632	8,899	8,895
Dividend paid to non-controlling interest	12,334	10,105	8,490

Summarized statements of cash flows

	2017	2018	2019
Operating activities	39,564	36,848	41,515
Investing activities	(13,984)	(16,095)	(13,448)
Financing activities	(34,720)	(24,867)	(25,943)
Net increase (decrease) in cash and cash equivalents	(9,140)	(4,114)	2,124